Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Demand	$ 63,047	$ 131,875
Up to 1 month	1,617,059	1,194,102
From 1 month to 3 months	311,048	540,619
From 3 months to 6 months	207,182	281,120
From 6 months to 1 year	157,000	152,000
From 1 year to 2 years	6,000	7,000
From 2 years to 5 years	0	10,544
Total deposits	$ 2,361,336	$ 2,317,260